Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash flow from operating activities:
Net income (loss)	$ 19,233,710	$ (251,633)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Amortization of prepaid expenses	704,857	499,699
Change in fair value of warrant liabilities	(19,997,306)	(5,465,695)
Gain from extinguishment of deferred underwriting commissions allocated to derivative warrant liabilities	(150,262)
Change in fair value of Forward Purchase Agreements	649,058	(232,789)
Offering costs allocated to warrant liabilities		782,812
Interest earned on investments held in Trust Account	6,125,038	37,665
Changes in operating assets and liabilities:
Prepaid expenses	(104,184)	(1,213,021)
Accounts payable	558,804	618,040
Accrued expenses	1,886,249	2,059,431
Income taxes payable	686,530
Net cash used in operating activities	(2,657,582)	(3,240,821)
Cash flows from investing activities:
Withdrawal from (investment of) fundes in Trust Account	1,115,510	(425,000,000)
Net cash provided by investing activities	1,115,510	(425,000,000)
Cash flows from financing activities:
Proceeds from sale of Units, gross		425,000,000
Proceeds from sale of Private Placement Warrants		12,500,000
Payment of offering costs		(9,134,334)
Proceeds from note payable - related party	1,500,000
Net cash provided by (used in) financing activities	1,500,000	428,365,666
Net change in cash	(42,072)	124,845
Cash at beginning of period	149,845	25,000
Cash at end of period	107,773	149,845
Supplemental disclosure of non-cash financing activities:
Deferred underwriting commissions		14,875,000
Deferred offering costs included in accounts payable		(94,992)
Deferred offering costs associated with proposed public offering		94,992
Accretion of Class A common stock to redemption amount	$ (434,956)	(37,256,190)
Initial classification of Forward Purchase Agreements		$ (770,000)